UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05689

Deutsche Multi-Market Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  8/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2014 (Unaudited)

Deutsche Multi-Market Income Trust
(formerly DWS Multi-Market Income Trust)
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 87.8%
Consumer Discretionary 11.0%
AMC Entertainment, Inc., 5.875%, 2/15/2022		295,000	303,850
AmeriGas Finance LLC:
6.75%, 5/20/2020		625,000	665,625
7.0%, 5/20/2022		485,000	526,225
APX Group, Inc.:
6.375%, 12/1/2019		295,000	299,425
8.75%, 12/1/2020		40,000	39,800
144A, 8.75%, 12/1/2020		185,000	184,075
Arcelik AS, 144A, 5.0%, 4/3/2023		815,000	780,362
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		455,000	494,812
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		465,000	459,187
Avis Budget Car Rental LLC, 5.5%, 4/1/2023		290,000	296,525
BC Mountain LLC, 144A, 7.0%, 2/1/2021		280,000	264,600
Block Communications, Inc., 144A, 7.25%, 2/1/2020		580,000	609,000
Boyd Gaming Corp., 9.0%, 7/1/2020		215,000	231,125
Cablevision Systems Corp.:
5.875%, 9/15/2022		150,000	152,250
8.0%, 4/15/2020		85,000	96,900
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		815,000	807,869
144A, 6.375%, 9/15/2020		1,630,000	1,711,500
Clear Channel Communications, Inc.:
9.0%, 12/15/2019		710,000	734,850
11.25%, 3/1/2021		195,000	216,450
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		355,000	378,075
Series B, 6.5%, 11/15/2022		525,000	561,750
Series A, 7.625%, 3/15/2020		85,000	90,738
Series B, 7.625%, 3/15/2020		865,000	925,550
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		35,000	35,350
Columbus International, Inc., 144A, 7.375%, 3/30/2021		900,000	979,875
CSC Holdings LLC, 144A, 5.25%, 6/1/2024		700,000	693,000
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		265,000	274,938
DISH DBS Corp.:
5.0%, 3/15/2023		460,000	457,700
6.75%, 6/1/2021		110,000	123,057
Getty Images, Inc., 144A, 7.0%, 10/15/2020		165,000	138,600
Goodyear Tire & Rubber Co., 6.5%, 3/1/2021		1,000,000	1,072,500
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022		285,000	282,863
Harron Communications LP, 144A, 9.125%, 4/1/2020		605,000	679,112
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		195,000	213,525
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021		125,000	130,625
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		175,000	168,000
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		70,000	71,575
144A, 7.0%, 9/1/2020		470,000	506,425
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		330,000	344,850
Mediacom Broadband LLC:
144A, 5.5%, 4/15/2021		70,000	70,875
6.375%, 4/1/2023		610,000	632,112
Mediacom LLC, 7.25%, 2/15/2022		165,000	177,788
MGM Resorts International:
6.75%, 10/1/2020		615,000	681,112
8.625%, 2/1/2019		770,000	906,675
Numericable Group SA:
144A, 4.875%, 5/15/2019		715,000	723,937
144A, 6.0%, 5/15/2022		1,070,000	1,102,100
144A, 6.25%, 5/15/2024		315,000	324,844
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		330,000	342,375
Quebecor Media, Inc., 5.75%, 1/15/2023		295,000	302,375
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		180,000	177,300
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		165,000	177,788
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		310,000	323,950
Springs Industries, Inc., 6.25%, 6/1/2021		415,000	417,075
Starz LLC, 5.0%, 9/15/2019		230,000	236,900
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		360,000	363,600
The Men's Wearhouse, Inc., 144A, 7.0%, 7/1/2022		185,000	193,788
UCI International, Inc., 8.625%, 2/15/2019		165,000	157,575
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		1,320,000	1,349,700
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	610,000	852,742
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		295,000	325,975
Visant Corp., 10.0%, 10/1/2017		215,000	199,413
Weyerhaeuser Real Estate Co., 144A, 4.375%, 6/15/2019		185,000	185,000

			27,227,537
Consumer Staples 3.6%
Chiquita Brands International, Inc., 7.875%, 2/1/2021		127,000	138,906
Cott Beverages, Inc., 144A, 5.375%, 7/1/2022		305,000	303,475
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		500,000	533,750
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		710,000	745,500
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		775,000	827,313
144A, 8.25%, 2/1/2020		240,000	258,360
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		500,000	536,250
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		155,000	157,906
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		3,720,000	3,887,400
6.875%, 2/15/2021		760,000	814,150
8.25%, 2/15/2021		155,000	169,144
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		310,000	299,925
Smithfield Foods, Inc., 6.625%, 8/15/2022		300,000	330,000

			9,002,079
Energy 18.5%
Afren PLC, 144A, 10.25%, 4/8/2019		1,492,000	1,570,330
American Energy-Permian Basin LLC:
144A, 6.741% **, 8/1/2019		110,000	107,525
144A, 7.125%, 11/1/2020		215,000	208,550
144A, 7.375%, 11/1/2021		215,000	209,625
Antero Resources Finance Corp., 5.375%, 11/1/2021		165,000	169,950
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		125,000	125,156
144A, 5.625%, 6/1/2024		125,000	125,000
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		285,000	297,113
6.75%, 11/1/2020		805,000	843,237
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		970,000	1,028,200
8.625%, 10/15/2020		150,000	160,500
Chaparral Energy, Inc., 7.625%, 11/15/2022		255,000	273,806
CONSOL Energy, Inc., 144A, 5.875%, 4/15/2022		140,000	146,300
Crestwood Midstream Partners LP, 6.125%, 3/1/2022		245,000	253,575
Delek & Avner Tamar Bond Ltd., 144A, 3.839%, 12/30/2018		1,000,000	999,738
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		585,000	625,950
Ecopetrol SA, 5.875%, 5/28/2045		1,800,000	1,941,228
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		740,000	786,250
EP Energy LLC:
6.875%, 5/1/2019		520,000	548,600
7.75%, 9/1/2022		270,000	303,075
EV Energy Partners LP, 8.0%, 4/15/2019		1,280,000	1,324,800
EXCO Resources, Inc., 8.5%, 4/15/2022		90,000	91,458
Halcon Resources Corp.:
8.875%, 5/15/2021		674,500	709,911
9.75%, 7/15/2020		540,000	581,850
Holly Energy Partners LP, 6.5%, 3/1/2020		165,000	175,313
Inkia Energy Ltd., 144A, 8.375%, 4/4/2021		690,000	752,100
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		215,000	217,419
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021		570,000	601,350
Linn Energy LLC, 6.25%, 11/1/2019		715,000	738,237
Lukoil International Finance BV, 144A, 6.125%, 11/9/2020		1,600,000	1,600,256
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		325,000	342,875
144A, 7.0%, 3/31/2024		810,000	880,875
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022		245,000	248,675
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021		1,140,000	1,234,050
10.75%, 10/1/2020		665,000	735,656
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		400,000	424,000
Newfield Exploration Co., 5.75%, 1/30/2022		305,000	337,025
NGL Energy Partners LP, 144A, 5.125%, 7/15/2019		245,000	248,369
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		875,000	918,750
Nostrum Oil & Gas Finance BV, 144A, 6.375%, 2/14/2019		1,500,000	1,559,850
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		240,000	256,200
6.875%, 3/15/2022		605,000	660,963
6.875%, 1/15/2023		175,000	190,750
Offshore Drilling Holding SA, 144A, 8.375%, 9/20/2020		1,000,000	1,085,000
Offshore Group Investment Ltd.:
7.125%, 4/1/2023		515,000	511,138
7.5%, 11/1/2019		650,000	664,625
Pacific Rubiales Energy Corp., 144A, 7.25%, 12/12/2021		1,800,000	1,998,000
Petrobras Global Finance BV, 4.875%, 3/17/2020		1,800,000	1,869,588
Petroleos de Venezuela SA:
144A, 9.0%, 11/17/2021		1,500,000	1,165,500
144A, 9.75%, 5/17/2035		500,000	370,500
PT Pertamina Persero:
144A, 4.3%, 5/20/2023		1,800,000	1,764,900
144A, 5.25%, 5/23/2021		410,000	431,013
Ras Laffan Liquefied Natural Gas Co., Ltd. II, 144A, 5.298%, 9/30/2020		1,496,700	1,638,886
Regency Energy Partners LP:
5.0%, 10/1/2022		135,000	139,556
5.875%, 3/1/2022		35,000	37,625
Reliance Holding U.S.A., Inc., 144A, 5.4%, 2/14/2022		1,250,000	1,379,036
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		980,000	1,033,900
5.625%, 4/15/2023		220,000	228,800
Samson Investment Co., 9.75%, 2/15/2020		210,000	214,200
SandRidge Energy, Inc.:
7.5%, 3/15/2021		1,130,000	1,186,500
8.125%, 10/15/2022		1,130,000	1,200,625
Seventy Seven Energy, Inc., 144A, 6.5%, 7/15/2022		60,000	61,800
Seventy Seven Operating LLC, 6.625%, 11/15/2019		315,000	337,050
Swift Energy Co., 7.875%, 3/1/2022		410,000	428,450
Talos Production LLC, 144A, 9.75%, 2/15/2018		545,000	566,800
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		175,000	178,938
Welltec A/S, 144A, 8.0%, 2/1/2019		200,000	209,500
Whiting Petroleum Corp., 5.0%, 3/15/2019		375,000	395,625
Woodbine Holdings LLC, 12.0%, 5/15/2016		1,345,000	1,425,700

			46,077,695
Financials 8.7%
Banco do Brasil SA, 144A, 9.0%, 6/29/2049		1,500,000	1,507,500
Banco Nacional de Costa Rica, 144A, 4.875%, 11/1/2018		1,800,000	1,854,000
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	1,000,000	431,092
BBVA Bancomer SA, 144A, 6.75%, 9/30/2022		1,800,000	2,044,800
CIMPOR Financial Operations BV, 144A, 5.75%, 7/17/2024		250,000	246,250
CIT Group, Inc., 3.875%, 2/19/2019		1,475,000	1,493,437
Country Garden Holdings Co., Ltd.:
144A, 7.25%, 4/4/2021		1,000,000	990,000
144A, 11.125%, 2/23/2018		800,000	866,000
Credit Agricole SA, 144A, 7.875%, 1/29/2049		455,000	490,831
Credit Suisse Group AG, 144A, 6.25%, 12/29/2049		290,000	288,550
Credito Real SAB de CV, 144A, 7.5%, 3/13/2019		1,000,000	1,080,000
Grupo Aval Ltd., 144A, 4.75%, 9/26/2022		1,550,000	1,557,750
Hellas Telecommunications Finance, 144A, 8.203% **, 7/15/2015 (PIK) *	EUR	278,431	0
Morgan Stanley, Series H, 5.45%, 7/29/2049		215,000	218,763
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		415,000	446,125
(REIT), 6.875%, 5/1/2021		415,000	446,125
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		405,000	434,363
Popular, Inc., 7.0%, 7/1/2019		185,000	185,925
Schahin II Finance Co. SPV Ltd., 144A, 5.875%, 9/25/2022		1,671,600	1,629,810
Societe Generale SA, 144A, 7.875%, 12/29/2049		735,000	766,384
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		360,000	371,641
Trust F/1401, (REIT), 144A, 5.25%, 12/15/2024		2,000,000	2,120,000
UniCredit SpA, REG S, 8.0%, 4/3/2049		720,000	753,480
Yapi ve Kredi Bankasi AS, 144A, 5.5%, 12/6/2022		1,500,000	1,428,000

			21,650,826
Health Care 6.0%
Aviv Healthcare Properties LP, 6.0%, 10/15/2021		165,000	174,075
Community Health Systems, Inc.:
144A, 5.125%, 8/1/2021		75,000	76,875
144A, 6.875%, 2/1/2022		300,000	318,750
7.125%, 7/15/2020		2,715,000	2,938,987
Crimson Merger Sub, Inc., 144A, 6.625%, 5/15/2022		730,000	697,150
Endo Finance LLC:
144A, 5.375%, 1/15/2023		285,000	284,288
144A, 5.75%, 1/15/2022		305,000	310,338
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		170,000	189,550
HCA, Inc.:
6.5%, 2/15/2020		1,700,000	1,901,875
7.5%, 2/15/2022		620,000	722,300
Hologic, Inc., 6.25%, 8/1/2020		300,000	316,500
IMS Health, Inc., 144A, 6.0%, 11/1/2020		365,000	383,706
LifePoint Hospitals, Inc., 144A, 5.5%, 12/1/2021		385,000	402,325
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		475,000	503,500
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		228,000	247,095
Salix Pharmaceuticals Ltd., 144A, 6.0%, 1/15/2021		225,000	244,125
Valeant Pharmaceuticals International, Inc.:
144A, 6.375%, 10/15/2020		320,000	334,800
144A, 6.75%, 8/15/2018		3,025,000	3,236,750
144A, 7.5%, 7/15/2021		1,455,000	1,585,950

			14,868,939
Industrials 11.7%
ADT Corp.:
3.5%, 7/15/2022		190,000	169,575
4.125%, 4/15/2019		65,000	65,163
6.25%, 10/15/2021		235,000	248,513
Aguila 3 SA, 144A, 7.875%, 1/31/2018		685,000	712,400
Air Lease Corp., 4.75%, 3/1/2020		415,000	441,975
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020		395,000	392,037
Belden, Inc., 144A, 5.5%, 9/1/2022		505,000	523,937
Bombardier, Inc.:
144A, 4.75%, 4/15/2019		215,000	217,688
144A, 5.75%, 3/15/2022		340,000	345,950
144A, 6.0%, 10/15/2022		355,000	361,212
144A, 7.75%, 3/15/2020		1,700,000	1,887,000
Carlson Travel Holdings, Inc., 144A, 7.5%, 8/15/2019 (PIK)		165,000	169,538
Casella Waste Systems, Inc., 7.75%, 2/15/2019		540,000	556,200
Covanta Holding Corp., 5.875%, 3/1/2024		295,000	305,325
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		385,000	414,837
Darling Ingredients, Inc., 144A, 5.375%, 1/15/2022		310,000	321,625
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		210,000	207,900
Empresas ICA SAB de CV, 144A, 8.875%, 5/29/2024		1,800,000	1,867,500
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		635,000	669,925
FTI Consulting, Inc.:
6.0%, 11/15/2022		295,000	304,956
6.75%, 10/1/2020		1,095,000	1,155,225
Garda World Security Corp., 144A, 7.25%, 11/15/2021		400,000	409,500
Gates Global LLC, 144A, 6.0%, 7/15/2022		245,000	242,550
GenCorp, Inc., 7.125%, 3/15/2021		690,000	743,475
Grupo KUO SAB de CV, 144A, 6.25%, 12/4/2022		400,000	420,200
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		805,000	845,250
Meritor, Inc.:
6.25%, 2/15/2024		285,000	292,838
6.75%, 6/15/2021		400,000	423,000
Navios Maritime Holdings, Inc.:
144A, 7.375%, 1/15/2022		1,150,000	1,190,250
8.125%, 2/15/2019		290,000	301,238
Nortek, Inc., 8.5%, 4/15/2021		315,000	342,562
Odebrecht Finance Ltd., 144A, 5.25%, 6/27/2029		1,100,000	1,115,125
Odebrecht Offshore Drilling Finance Ltd., 144A, 6.75%, 10/1/2022		2,024,820	2,176,681
Oshkosh Corp., 5.375%, 3/1/2022		217,500	222,394
Ply Gem Industries, Inc., 144A, 6.5%, 2/1/2022		375,000	371,250
Spirit AeroSystems, Inc., 144A, 5.25%, 3/15/2022		390,000	395,850
Titan International, Inc., 6.875%, 10/1/2020		945,000	949,725
TransDigm, Inc.:
144A, 6.0%, 7/15/2022		350,000	356,125
144A, 6.5%, 7/15/2024		210,000	215,250
7.5%, 7/15/2021		1,095,000	1,196,287
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022		2,800,000	2,667,560
Triumph Group, Inc., 144A, 5.25%, 6/1/2022		175,000	174,563
United Rentals North America, Inc.:
6.125%, 6/15/2023		35,000	37,363
7.625%, 4/15/2022		455,000	510,737
Votorantim Cimentos SA, 144A, 7.25%, 4/5/2041		1,800,000	1,936,080
Watco Companies LLC, 144A, 6.375%, 4/1/2023		220,000	224,950
XPO Logistics, Inc., 144A, 7.875%, 9/1/2019		105,000	109,200

			29,208,484
Information Technology 5.1%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		140,000	146,300
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		1,255,000	1,356,969
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		370,000	383,875
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		305,000	323,300
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		615,000	621,150
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019 (PIK)		425,000	408,000
Cardtronics, Inc., 144A, 5.125%, 8/1/2022		175,000	177,187
CyrusOne LP, 6.375%, 11/15/2022		145,000	153,338
EarthLink Holdings Corp., 7.375%, 6/1/2020		345,000	363,112
Entegris, Inc., 144A, 6.0%, 4/1/2022		215,000	221,450
Equinix, Inc., 5.375%, 4/1/2023		995,000	1,014,900
First Data Corp.:
144A, 6.75%, 11/1/2020		1,579,000	1,709,267
144A, 7.375%, 6/15/2019		365,000	389,637
144A, 8.75%, 1/15/2022 (PIK)		660,000	722,700
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		380,000	398,050
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		1,100,000	1,210,000
7.625%, 6/15/2021		335,000	378,550
Jabil Circuit, Inc., 5.625%, 12/15/2020		400,000	433,452
NCR Corp.:
5.875%, 12/15/2021		75,000	78,563
6.375%, 12/15/2023		190,000	205,200
Sanmina Corp., 144A, 4.375%, 6/1/2019		35,000	35,263
Tencent Holdings Ltd., 144A, 3.375%, 5/2/2019		2,000,000	2,042,406

			12,772,669
Materials 9.5%
Ardagh Packaging Finance PLC, 144A, 3.232% **, 12/15/2019		490,000	487,550
Berry Plastics Corp.:
5.5%, 5/15/2022		600,000	598,500
9.75%, 1/15/2021		305,000	343,506
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		471,481	492,698
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		295,000	309,012
Braskem Finance Ltd., 6.45%, 2/3/2024		500,000	538,250
Cascades, Inc., 144A, 5.5%, 7/15/2022		185,000	183,613
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		1,300,000	1,378,000
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		320,000	323,200
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		405,000	430,312
Evraz Group SA, 144A, 6.75%, 4/27/2018		800,000	748,000
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		335,000	360,544
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		730,000	757,375
144A, 7.0%, 2/15/2021		730,000	766,500
FMG Resources (August 2006) Pty Ltd., 144A, 8.25%, 11/1/2019		410,000	448,950
Fresnillo PLC, 144A, 5.5%, 11/13/2023		1,700,000	1,814,750
Greif, Inc., 7.75%, 8/1/2019		870,000	996,150
GTL Trade Finance, Inc., 144A, 5.893%, 4/29/2024		2,000,000	2,108,000
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		700,000	736,750
8.875%, 2/1/2018		245,000	254,187
Huntsman International LLC, 5.125%, 4/15/2021	EUR	130,000	179,269
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		435,000	395,850
Kaiser Aluminum Corp., 8.25%, 6/1/2020		395,000	440,919
KGHM International Ltd., 144A, 7.75%, 6/15/2019		900,000	966,375
Metalloinvest Finance Ltd., 144A, 5.625%, 4/17/2020		500,000	456,250
Novelis, Inc., 8.75%, 12/15/2020		1,820,000	2,013,375
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		400,000	427,000
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		390,000	407,550
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		370,000	384,800
144A, 8.25%, 1/15/2021		225,000	236,250
Samarco Mineracao SA, 144A, 5.75%, 10/24/2023		400,000	428,200
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		285,000	283,575
Tronox Finance LLC, 6.375%, 8/15/2020		275,000	283,250
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		1,000,000	956,250
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		1,565,000	1,596,300

			23,531,060
Telecommunication Services 11.4%
Altice Financing SA:
144A, 6.5%, 1/15/2022		240,000	252,600
144A, 7.875%, 12/15/2019		335,000	362,410
Altice Finco SA, 144A, 9.875%, 12/15/2020		335,000	380,001
Altice SA, 144A, 7.75%, 5/15/2022		335,000	355,937
B Communications Ltd., 144A, 7.375%, 2/15/2021		370,000	393,125
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		1,400,000	1,480,850
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		145,000	153,338
Series W, 6.75%, 12/1/2023		405,000	448,284
Cincinnati Bell, Inc., 8.375%, 10/15/2020		2,005,000	2,175,425
CommScope, Inc., 144A, 5.0%, 6/15/2021		350,000	355,250
CPI International, Inc., 8.75%, 2/15/2018		180,000	187,200
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		355,000	368,312
144A, 8.25%, 9/30/2020		1,703,000	1,839,240
Digicel Ltd., 144A, 7.0%, 2/15/2020		200,000	210,000
Frontier Communications Corp.:
7.125%, 1/15/2023		1,925,000	2,030,875
8.5%, 4/15/2020		130,000	151,125
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		600,000	597,750
7.5%, 4/1/2021		1,770,000	1,916,025
Intelsat Luxembourg SA:
7.75%, 6/1/2021		945,000	996,975
8.125%, 6/1/2023		145,000	156,962
Level 3 Escrow II, Inc., 144A, 5.375%, 8/15/2022		750,000	753,750
Level 3 Financing, Inc.:
144A, 6.125%, 1/15/2021		230,000	242,650
7.0%, 6/1/2020		550,000	592,625
MetroPCS Wireless, Inc., 6.625%, 11/15/2020		600,000	630,000
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		800,000	798,000
Pacnet Ltd., 144A, 9.0%, 12/12/2018		240,000	259,200
SBA Communications Corp., 5.625%, 10/1/2019		285,000	298,537
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020		320,000	356,800
144A, 9.0%, 11/15/2018		1,085,000	1,289,794
Sprint Corp., 144A, 7.125%, 6/15/2024		1,325,000	1,351,500
T-Mobile U.S.A., Inc., 6.125%, 1/15/2022		155,000	160,619
Turk Telekomunikasyon AS, 144A, 3.75%, 6/19/2019		2,000,000	1,996,200
tw telecom holdings, Inc.:
5.375%, 10/1/2022		465,000	505,688
6.375%, 9/1/2023		335,000	378,550
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		725,000	793,875
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		495,000	535,837
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		290,000	310,300
Windstream Corp.:
6.375%, 8/1/2023		350,000	350,875
7.5%, 4/1/2023		590,000	628,350
7.75%, 10/15/2020		115,000	123,913
7.75%, 10/1/2021		990,000	1,079,100

			28,247,847
Utilities 2.3%
Calpine Corp.:
5.375%, 1/15/2023		290,000	292,900
5.75%, 1/15/2025		290,000	292,900
Enel SpA, 144A, 8.75%, 9/24/2073		540,000	634,500
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		400,000	356,000
Eskom Holdings SOC Ltd., 144A, 6.75%, 8/6/2023		700,000	749,511
Hrvatska Elektroprivreda, 144A, 6.0%, 11/9/2017		1,600,000	1,678,000
NRG Energy, Inc.:
144A, 6.25%, 5/1/2024		1,050,000	1,084,125
7.875%, 5/15/2021		275,000	301,812
RJS Power Holdings LLC, 144A, 5.125%, 7/15/2019		250,000	252,188

			5,641,936

Total Corporate Bonds (Cost $211,940,097)			218,229,072
Government & Agency Obligations 9.9%
Other Government Related (b) 1.4%
MMC Norilsk Nickel OJSC, 144A, 5.55%, 10/28/2020		1,000,000	987,500
Novatek OAO, 144A, 6.604%, 2/3/2021		1,300,000	1,300,000
TMK OAO, 144A, 6.75%, 4/3/2020		350,000	314,562
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		985,000	978,844

			3,580,906
Sovereign Bonds 8.5%
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	2,070,000	968,651
Government of Romania, REG S, 4.875%, 11/7/2019	EUR	400,000	601,316
Hazine Mustesarligi Varlik Kiralama AS, 144A, 2.803%, 3/26/2018		2,000,000	1,980,000
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		1,250,000	1,215,875
Perusahaan Penerbit SBSN, 144A, 6.125%, 3/15/2019		800,000	892,000
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	654	192
Republic of Belarus, REG S, 8.75%, 8/3/2015		1,500,000	1,518,750
Republic of Costa Rica:
144A, 4.25%, 1/26/2023		300,000	285,750
144A, 4.375%, 4/30/2025		500,000	472,500
Republic of Croatia, 144A, 6.75%, 11/5/2019		800,000	892,000
Republic of Ecuador, 144A, 7.95%, 6/20/2024		572,000	632,060
Republic of El Salvador:
144A, 5.875%, 1/30/2025		500,000	496,250
144A, 7.65%, 6/15/2035		800,000	876,000
Republic of Hungary, 4.0%, 3/25/2019		800,000	821,562
Republic of Panama, 9.375%, 1/16/2023		2,610,000	3,634,425
Republic of Paraguay, 144A, 6.1%, 8/11/2044		400,000	428,000
Republic of Slovenia:
144A, 4.75%, 5/10/2018		800,000	862,000
144A, 5.5%, 10/26/2022		2,200,000	2,429,900
Republic of South Africa, 6.875%, 5/27/2019		185,000	213,675
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		1,000,000	1,027,500
United Mexican States:
Series M, 4.75%, 6/14/2018	MXN	5,900,000	454,878
Series M 20, 8.5%, 5/31/2029	MXN	2,950,000	274,480

			20,977,764

Total Government & Agency Obligations (Cost $24,092,582)			24,558,670
Loan Participations and Assignments 41.1%
Senior Loans **
Consumer Discretionary 13.1%
Atlantic Broadband Finance LLC, Term Loan B, 3.25%, 12/2/2019		3,654,198	3,620,707
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		1,349,749	1,349,749
Burger King Corp., Term Loan B, 3.75%, 9/28/2019		722,138	722,813
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/2019		1,554,099	1,548,007
CSC Holdings, Inc., Term Loan B, 2.657%, 4/17/2020		4,777,747	4,710,572
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020		684,318	683,674
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		3,520,000	3,538,146
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020		4,089,079	4,069,922
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		539,222	538,812
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		1,000,427	1,002,773
Term Loan B2, 4.25%, 8/7/2019		2,474,500	2,486,105
Polymer Group, Inc., First Lien Term Loan, 5.25%, 12/19/2019		1,522,350	1,532,816
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		3,275,288	3,228,206
Seminole Tribe of Florida, Term Loan, 3.0%, 4/29/2020		3,595,250	3,588,509

			32,620,811
Consumer Staples 7.8%
Albertson's LLC, Term Loan B2, 4.75%, 3/21/2019		2,663,766	2,675,979
Big Heart Pet Brands, Term Loan, 3.5%, 3/8/2020		4,328,911	4,266,012
Del Monte Foods, Inc., First Lien Term Loan, 4.256%, 2/18/2021		3,877,872	3,843,533
HJ Heinz Co., Term Loan B2, 3.5%, 6/5/2020		2,544,300	2,546,056
Pinnacle Foods Finance LLC:
Term Loan G, 3.25%, 4/29/2020		1,136,077	1,124,478
Term Loan H, 3.25%, 4/29/2020		2,573,518	2,547,087
Vogue International, Inc., Term Loan, 5.25%, 2/14/2020		613,463	615,763
Weight Watchers International, Inc., Term Loan B1, 3.16%, 4/2/2016		1,905,528	1,874,563

			19,493,471
Energy 2.7%
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020		2,310,391	2,308,774
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.5%, 3/27/2020		254,507	253,658
Samson Investment Co., Second Lien Term Loan, 5.0%, 9/25/2018		2,000,000	1,983,960
Tallgrass Operations LLC:
Delayed Draw Term Loan, 3.75%, 11/13/2017		520,000	520,650
Term Loan B, 4.25%, 11/13/2018		1,625,689	1,631,282

			6,698,324
Financials 0.8%
Asurion LLC, Second Lien Term Loan, 8.5%, 3/3/2021		510,000	527,978
Delos Finance Sarl, Term Loan B, 3.5%, 3/6/2021		1,575,000	1,567,369

			2,095,347
Health Care 3.6%
Amsurg Corp., First Lien Term Loan B, 3.75%, 7/16/2021		805,000	805,648
Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/2021		805,950	809,158
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		4,004,000	4,001,237
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019		1,192,796	1,185,341
Valeant Pharmaceuticals International, Inc.:
Series D2 Term Loan B, 3.75%, 2/13/2019		1,088,490	1,087,728
Series C2 Term Loan B, 3.75%, 12/11/2019		1,058,570	1,058,305

			8,947,417
Industrials 2.9%
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		3,515,500	3,462,767
Transdigm, Inc., Term Loan C, 3.75%, 2/28/2020		2,030,960	2,022,075
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/27/2019		1,660,975	1,665,826

			7,150,668
Information Technology 1.0%
First Data Corp., Term Loan, 4.155%, 3/24/2021		1,775,000	1,774,450
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/2020		508,722	507,722
Spansion LLC, Term Loan, 3.75%, 12/19/2019		309,221	308,303

			2,590,475
Materials 3.9%
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		2,765,000	2,762,705
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020		1,887,298	1,879,362
Berry Plastics Holding Corp.:
Term Loan D, 3.5%, 2/8/2020		2,969,925	2,921,248
Term Loan E, 3.75%, 1/6/2021		1,208,825	1,195,080
MacDermid, Inc., First Lien Term Loan, 4.0%, 6/7/2020		816,750	815,051

			9,573,446
Telecommunication Services 2.7%
Crown Castle International Corp., Term Loan B, 3.0%, 1/31/2019		4,353,154	4,338,963
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		54,313	54,245
Level 3 Financing, Inc., Term Loan B, 4.0%, 1/15/2020		1,480,000	1,475,841
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019		790,160	784,605

			6,653,654
Utilities 2.6%
Calpine Corp., Term Loan B1, 4.0%, 4/1/2018		2,315,089	2,319,152
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		4,030,612	4,009,189

			6,328,341

Total Loan Participations and Assignments (Cost $102,569,827)			102,151,954
Convertible Bonds 0.4%
Consumer Discretionary 0.1%
Live Nation Entertainment, Inc., 144A, 2.5%, 5/15/2019		200,000	201,000
Materials 0.3%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK)		428,424	857,191

Total Convertible Bonds (Cost $629,756)			1,058,191
Preferred Security 0.3%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $457,367)		675,000	614,250

		Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (c)		7	21,837
Trump Entertainment Resorts, Inc.*		32	0

			21,837
Industrials 0.0%
Congoleum Corp.*		7,900	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*		7,125	5,473
GEO Specialty Chemicals, Inc. 144A*		649	498

			5,971

Total Common Stocks (Cost $114,863)			27,808
Preferred Stock 0.4%
Financials
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $856,579)		896	905,324
Warrants 0.0%
Materials
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		39,514	30,054
Hercules Trust II, Expiration Date 3/31/2029*		400	3,734

Total Warrants (Cost $87,876)			33,788

		Contract Amount	Value ($)
Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016 1 (Cost $44,415)		900,000	13,792

Shares			Value ($)

Cash Equivalents 8.7%
Central Cash Management Fund, 0.05% (d) (Cost $21,640,584)		21,640,584	21,640,584

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $362,433,946) †		148.6	369,233,433
Other Assets and Liabilities, Net		(0.2)	(542,821)
Notes Payable		(48.4)	(120,260,000)

Net Assets		100.0	248,430,612

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Energy Future Holdings Corp.*	6.5%	11/15/2024	USD	400,000	232,541	356,000
Hellas Telecommunications Finance*	8.203%	7/15/2015	EUR	278,431	79,885	0
					312,426	356,000

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of August 31, 2014.

†
The cost for federal income tax purposes was $363,361,353.  At August 31, 2014, net unrealized appreciation for all securities based on tax cost was $5,872,080.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,079,392 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,207,312.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	26,381	21,837	0.01

(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
At August 31, 2014, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (e)

Call Options
Receive Fixed - 4.22% - Pay Floating - LIBOR	4/22/2016 4/22/2026	900,000	1	4/20/2016	32,085	(7,085)

(e)	Unrealized appreciation on written options on interest rate swap contracts at August 31, 2014 was $25,000.

At August 31, 2014, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (f)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/21/2010 9/20/2015	1,555,000	2	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	96,073	(35,560)	131,633
12/20/2011 3/20/2017	565,000	3	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	64,326	12,149	52,177
9/20/2012 12/20/2017	720,000	4	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	100,835	35,353	65,482
6/20/2013 9/20/2018	380,000	3	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB-	56,291	27,517	28,774
6/20/2013 9/20/2018	1,000,000	2	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB-	116,002	48,153	67,849
6/20/2013 9/20/2018	950,000	5	5.0%	HCA, Inc., 8.0%, 10/1/2018, B-	141,395	61,552	79,843
Total unrealized appreciation							425,758

(f)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(g)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:
1	Nomura International PLC
2	Bank of America
3	Credit Suisse
4	UBS AG
5	Goldman Sachs & Co.

As of August 31, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	220,881	ZAR	2,400,000	9/18/2014	3,477	Commonwealth Bank of Australia
EUR	464,000	USD	635,712	9/18/2014	25,978	Commonwealth Bank of Australia
EUR	407,417	USD	556,664	9/30/2014	21,249	Barclays Bank PLC
RUB	29,100,000	USD	843,002	9/30/2014	62,459	Societe Generale
EUR	1,084,500	USD	1,440,699	10/17/2014	15,303	JPMorgan Chase Securities, Inc.
MXN	3,600,000	USD	276,063	10/21/2014	1,693	Commonwealth Bank of Australia
USD	272,521	MXN	3,600,000	10/21/2014	1,849	JPMorgan Chase Securities, Inc.
ZAR	2,490,000	USD	232,566	10/21/2014	1,103	UBS AG
USD	379,535	MXN	5,000,000	10/31/2014	1,313	Commonwealth Bank of Australia
Total unrealized appreciation					134,424

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

ZAR	4,800,000	USD	447,411	9/18/2014	(1,304)	Commonwealth Bank of Australia
USD	824,761	RUB	29,100,000	9/30/2014	(44,218)	Societe Generale
USD	541,389	EUR	407,417	9/30/2014	(5,974)	BNP Paribas SA
USD	399,165	EUR	302,430	10/17/2014	(1,670)	Citigroup, Inc.
USD	231,635	ZAR	2,490,000	10/21/2014	(173)	Societe Generale
MXN	3,600,000	USD	273,506	10/21/2014	(863)	JPMorgan Chase Securities, Inc.
MXN	5,000,000	USD	374,852	10/31/2014	(5,996)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(60,198)

Currency Abbreviations

ARS	Argentine Peso
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
RUB	Russian Ruble
USD	United States Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (h)
Corporate Bonds	$—	$218,229,072	$—	$218,229,072
Government & Agency Obligations	—	24,558,670	—	24,558,670
Loan Participations and Assignments	—	102,151,954	—	102,151,954
Convertible Bonds	—	201,000	857,191	1,058,191
Preferred Security	—	614,250	—	614,250
Common Stocks (h)	—	—	27,808	27,808
Preferred Stocks (h)	—	905,324	—	905,324
Warrants (h)	—	—	33,788	33,788
Short-Term Investments (h)	21,640,584	—	—	21,640,584
Derivatives (i)
Purchased Options	—	13,792	—	13,792
Credit Default Swaps	—	425,758	—	425,758
Forward Foreign Currency Exchange Contracts	—	134,424	—	134,424

Total	$21,640,584	$347,234,244	$918,787	$369,793,615

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Written Options	$—	$(7,085)	$—	$(7,085)
Forward Foreign Currency Exchange Contracts	—	(60,198)	—	(60,198)

Total	$—	$(67,283)	$—	$(67,283)

There have been no transfers between fair value measurement levels during the period ended August 31, 2014.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)
Derivatives include value of options purchased and written options, at value, and unrealized appreciation (depreciation) on open credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts	Options
Credit Contracts	$425,758	$—	$—
Foreign Exchange Contracts	$—	$74,226	$—
Interest Rate Contracts	$—	$—	$5,623

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Multi-Market Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2014